Operating Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Schedule of Lease Expense and Supplemental Cash Flow Information Related to Leases

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

Six months ended June 30, 2020
(in thousands)
Lease Cost
Operating lease cost (included in selling, general, and administrative expense in the Company’s statement of operations)	$99

Other Information
Cash paid for amounts included in the measurement of lease liabilities for 2020	$69
Weighted average remaining lease term – operating leases (in years)	3.5
Average discount rate – operating leases	4%

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

Year ended December 31, 2019
Lease Cost
Operating lease cost (included in selling, general, and administrative expense in the Company’s statement of operations)	$107,588

Other Information
Cash paid for amounts included in the measurement of lease liabilities for 2019	$98,375
Weighted average remaining lease term – operating leases (in years)	3.5
Average discount rate – operating leases	4%

Schedule of Supplemental Balance Sheet Information Related to Leases

The supplemental balance sheet information related to leases for the period is as follows:

At June 30, 2020
Operating leases
Long-term right-of-use assets	$680

Short-term operating lease liabilities	$167
Long-term operating lease liabilities	525
Total operating lease liabilities	$692

The supplemental balance sheet information related to leases for the period is as follows:

At December 31, 2019
Operating leases
Long-term right-of-use assets	$332,980

Short-term operating lease liabilities	$85,662
Long-term operating lease liabilities	251,791
Total operating lease liabilities	$337,453

Schedule of Maturities of Operating Lease Liabilities

Maturities of the Company’s lease liabilities are as follows:

Year Ending	Operating Leases
2020	$150
2021	186
2022	202
2023	172
2024	103
Total lease payments	813
Less: Imputed interest/present value discount	(121)
Present value of lease liabilities	692
Less current portion	(167)
Operating lease liabilities, long-term	$525

Maturities of the Company’s lease liabilities are as follows:

Year Ending	Operating Leases
2020	$97,625
2021	102,506
2022	107,632
2023	55,126
Total lease payments	362,889
Less: Imputed interest/present value discount	(25,436)
Present value of lease liabilities	337,453
Less current portion	(85,662)
Operating lease liabilities, long-term	$251,791